Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information

Note 14. Segment Information

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer. The CODM reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

There is no expense or asset information that is supplemental to those disclosed in these interim consolidated financial statements, which are regularly provided to the CODM. The allocation of resources and assessment of the performance of the operating segment is based on consolidated net income, as shown in the Company’s interim consolidated statements of operations. The CODM considers the operations in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the interim consolidated financial statements.